Pensions and other post retirement benefits - Change in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	£ (1,933)	£ (2,585)	£ (3,258)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	193	232	221
Net interest cost	65	105	112
Past service credit – redundancies	(1)	(1)	(1)
Special termination benefit cost – redundancies	9	7	11
Past service cost – augmentations	1	1	3
Disposal of UK Gas Distribution	0	34	0
Exchange adjustments	175	(345)	(81)
Net defined benefit liability (asset), ending balance	(263)	(1,933)	(2,585)
UK Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(156)	(15)	(672)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	49	76	74
Net interest cost	3	0	18
Past service credit – redundancies	(1)	(1)	(1)
Special termination benefit cost – redundancies	9	7	11
Past service cost – augmentations	1	1	3
Disposal of UK Gas Distribution	0	34	0
Exchange adjustments	0	0	0
Net defined benefit liability (asset), ending balance	1,104	(156)	(15)
US Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(728)	(1,009)	(1,003)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	98	103	95
Net interest cost	27	43	36
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Disposal of UK Gas Distribution	0	0	0
Exchange adjustments	75	(140)	(33)
Net defined benefit liability (asset), ending balance	(552)	(728)	(1,009)
US other post-retirement benefits
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(1,049)	(1,561)	(1,583)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	46	53	52
Net interest cost	35	62	58
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Disposal of UK Gas Distribution	0	0	0
Exchange adjustments	100	(205)	(48)
Net defined benefit liability (asset), ending balance	(815)	(1,049)	(1,561)
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(26,230)	(28,952)	(29,592)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(193)	(232)	(221)
Net interest cost	(775)	(1,057)	(1,026)
Actuarial (losses)/gains – experience	(100)	166	659
Actuarial gains – demographic assumptions	671	225	0
Actuarial gains/(losses) – financial assumptions	174	(3,377)	218
Past service credit – redundancies	1	1	1
Special termination benefit cost – redundancies	(9)	(7)	(11)
Past service cost – augmentations	(1)	(1)	(3)
Medicare subsidy received	(21)	(14)	(15)
Disposal of UK Gas Distribution	0	6,970	0
Employee contributions	(1)	(1)	(2)
Benefits paid	1,285	1,443	1,348
Exchange adjustments	1,145	(1,394)	(308)
Net defined benefit liability (asset), ending balance	(24,054)	(26,230)	(28,952)
Present value of defined benefit obligation | UK Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(15,645)	(19,416)	(20,125)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(49)	(76)	(74)
Net interest cost	(366)	(615)	(649)
Actuarial (losses)/gains – experience	(95)	106	552
Actuarial gains – demographic assumptions	565	214	0
Actuarial gains/(losses) – financial assumptions	604	(3,751)	0
Past service credit – redundancies	1	1	1
Special termination benefit cost – redundancies	(9)	(7)	(11)
Past service cost – augmentations	(1)	(1)	(3)
Medicare subsidy received	0	0	0
Disposal of UK Gas Distribution	0	6,970	0
Employee contributions	(1)	(1)	(2)
Benefits paid	770	931	895
Exchange adjustments	0	0	0
Net defined benefit liability (asset), ending balance	(14,226)	(15,645)	(19,416)
Present value of defined benefit obligation | US Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(7,050)	(6,145)	(6,055)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(98)	(103)	(95)
Net interest cost	(273)	(285)	(242)
Actuarial (losses)/gains – experience	(38)	(2)	15
Actuarial gains – demographic assumptions	30	2	0
Actuarial gains/(losses) – financial assumptions	(279)	37	120
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Medicare subsidy received	0	0	0
Disposal of UK Gas Distribution	0	0	0
Employee contributions	0	0	0
Benefits paid	362	349	310
Exchange adjustments	764	(903)	(198)
Net defined benefit liability (asset), ending balance	(6,582)	(7,050)	(6,145)
Present value of defined benefit obligation | US other post-retirement benefits
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(3,535)	(3,391)	(3,412)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(46)	(53)	(52)
Net interest cost	(136)	(157)	(135)
Actuarial (losses)/gains – experience	33	62	92
Actuarial gains – demographic assumptions	76	9	0
Actuarial gains/(losses) – financial assumptions	(151)	337	98
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Medicare subsidy received	(21)	(14)	(15)
Disposal of UK Gas Distribution	0	0	0
Employee contributions	0	0	0
Benefits paid	153	163	143
Exchange adjustments	381	(491)	(110)
Net defined benefit liability (asset), ending balance	£ (3,246)	£ (3,535)	£ (3,391)